Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Assets allocated [Abstract]
Contracted concessional assets	$ 8,374,213	$ 8,155,418
Investments carried under the equity method	288,701	116,614
Current financial investments	197,548	200,084
Cash and cash equivalents (project companies)	686,289	868,501	$ 788,769	$ 562,795
Total assets	10,161,406	9,938,354
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,374,190	5,237,614
Grants and other liabilities	1,221,702	1,229,767
Long-term and short-term corporate debt	1,025,061	993,725
Total liabilities	8,354,197	8,197,473
Equity	1,807,209	1,740,881	$ 1,557,119	$ 1,714,856
Total liabilities and equity	10,161,406	9,938,354
North America [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,443,636	3,073,785
Investments carried under the equity method	244,666	74,660
Current financial investments	126,288	129,264
Cash and cash equivalents (project companies)	235,920	206,344
Total assets	4,050,510	3,484,053
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,874,925	1,623,284
Grants and other liabilities	1,063,018	1,078,974
Total liabilities	2,937,943	2,702,258
South America [Member]
Assets allocated [Abstract]
Contracted concessional assets	1,225,955	1,211,952
Investments carried under the equity method	0	0
Current financial investments	27,611	27,836
Cash and cash equivalents (project companies)	68,694	70,861
Total assets	1,322,260	1,310,649
Liabilities allocated [Abstract]
Long-term and short-term project debt	904,409	902,500
Grants and other liabilities	13,060	11,355
Total liabilities	917,469	913,855
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,704,622	3,869,681
Investments carried under the equity method	44,035	41,954
Current financial investments	43,649	42,984
Cash and cash equivalents (project companies)	298,061	255,530
Total assets	4,090,367	4,210,149
Liabilities allocated [Abstract]
Long-term and short-term project debt	2,594,856	2,711,830
Grants and other liabilities	145,624	139,438
Total liabilities	2,740,480	2,851,268
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,374,213	8,155,418
Investments carried under the equity method	288,701	116,614
Current financial investments	197,548	200,084
Cash and cash equivalents (project companies)	602,675	532,735
Total assets	9,463,137	9,004,851
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,374,190	5,237,614
Grants and other liabilities	1,221,702	1,229,767
Total liabilities	6,595,892	6,467,381
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	247,635	242,044
Other current assets (including cash and cash equivalents at holding company level)	450,634	691,459
Total assets	698,269	933,503
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,025,061	993,725
Other non-current liabilities	546,099	589,107
Other current liabilities	187,145	147,260
Total liabilities	1,758,305	1,730,092
Equity	1,807,209	1,740,881
Total liabilities and equity	$ 3,565,514	$ 3,470,973